OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Results by segment (Details) $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 CAD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 CAD ($)	Mar. 31, 2018 USD ($)
Disclosure of operating segments [line items]
Revenue	$ 3,304.1		$ 2,823.5
Impairment loss on non-financial assets		$ (4.9)		$ 0.0
After tax share in profit of equity accounted investees	33.4		43.2
Segment operating income	480.6		462.8
Operating segments
Disclosure of operating segments [line items]
Revenue	3,304.1		2,823.5
Depreciation and amortization expense, property, plant and equipment	137.6		120.8
Depreciation and amortization expense, intangible and other assets	79.6		78.8
Write-downs (reversals of write-downs) of inventories	1.7		3.4
Impairment loss (reversal of impairment loss) recognised in profit or loss, trade receivables	4.6		9.1
After tax share in profit of equity accounted investees	33.4		43.2
Segment operating income	480.6		462.8
Operating segments | Civil Aviation Training Solutions
Disclosure of operating segments [line items]
Revenue	1,875.8		1,625.3
Depreciation and amortization expense, property, plant and equipment	115.9		99.1
Depreciation and amortization expense, intangible and other assets	41.3		37.5
Impairment loss on non-financial assets		(4.9)		0.0
Write-downs (reversals of write-downs) of inventories	0.7		2.6
Impairment loss (reversal of impairment loss) recognised in profit or loss, trade receivables	4.4		9.2
After tax share in profit of equity accounted investees	23.0		32.2
Segment operating income	344.3		330.1
Operating segments | Defense and Security
Disclosure of operating segments [line items]
Revenue	1,306.7		1,083.0
Depreciation and amortization expense, property, plant and equipment	19.0		19.1
Depreciation and amortization expense, intangible and other assets	27.5		30.8
Impairment loss on non-financial assets		0.0		0.0
Write-downs (reversals of write-downs) of inventories	0.9		0.8
Impairment loss (reversal of impairment loss) recognised in profit or loss, trade receivables	0.2		0.0
After tax share in profit of equity accounted investees	10.4		11.0
Segment operating income	131.5		123.9
Operating segments | Healthcare
Disclosure of operating segments [line items]
Revenue	121.6		115.2
Depreciation and amortization expense, property, plant and equipment	2.7		2.6
Depreciation and amortization expense, intangible and other assets	10.8		10.5
Impairment loss on non-financial assets		$ 0.0		$ 0.0
Write-downs (reversals of write-downs) of inventories	0.1		0.0
Impairment loss (reversal of impairment loss) recognised in profit or loss, trade receivables	0.0		(0.1)
After tax share in profit of equity accounted investees	0.0		0.0
Segment operating income	$ 4.8		$ 8.8